Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013	Mar. 31, 2012
Common stock, authorized	1,874,700,000	1,874,700,000
Common stock, issued	1,256,419,180	1,285,919,180
Treasury stock, shares	502,202	29,935,508